Goodwill and Intangible Assets - Intangible Assets by Major Asset Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 8 months 19 days
Gross Carrying Amount	$ 1,646,687	$ 1,616,741
Accumulated Amortization	(1,194,679)	(1,117,423)
Goodwill	2,108,536	2,012,904	$ 1,925,518
Intangible assets	2,131,571	2,012,904
In-process research and development
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 23,035	0
Patent and license rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	9 years 26 days
Gross Carrying Amount	$ 448,220	407,635
Accumulated Amortization	$ (310,040)	(280,434)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	11 years 8 months 27 days
Gross Carrying Amount	$ 770,955	771,893
Accumulated Amortization	$ (561,615)	(544,633)
Customer base, trademarks, and non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 10 months 13 days
Gross Carrying Amount	$ 427,512	437,213
Accumulated Amortization	$ (323,024)	$ (292,356)